Condensed Consolidated Statements of Cash Flows (OneMain Holdings Inc) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 216,000,000	$ 75,000,000
Reconciling adjustments:
Provision for finance receivable losses	1,000,344	793,619	$ 1,134,518	$ 614,684	$ 527,000,000
Depreciation and amortization	7,045	12,207	14,124	15,054
Net gain on sale of SpringCastle interests	167,000,000	0
Cash flows from investing activities
Purchase of OneMain Financial Holdings, LLC, net of cash acquired			(3,902,000,000)	0	0
Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs	3,728,686	3,917,524	4,579,414	4,267,949
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	485,559	433,712	433,712	281,879	1,554,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	924,552	1,697,982	485,559	433,712	281,879
Supplemental cash flow information
Interest paid		(504,500)	(508,800)	(477,157)
Income taxes received (paid)
OneMain Holdings Inc [Member]
Cash flows from operating activities
Net income (loss)	216,000,000	75,000,000	122,000,000	608,000,000	94,000,000
Reconciling adjustments:
Provision for finance receivable losses	675,000,000	233,000,000	759,000,000	474,000,000	527,000,000
Depreciation and amortization	416,000,000	75,000,000	191,000,000	35,000,000	(55,000,000)
Deferred income tax charge (benefit)	(99,000,000)	(10,000,000)	(212,000,000)	20,000,000	(119,000,000)
Net gain on liquidation of United Kingdom subsidiary	(5,000,000)	0
Net gain on sales of personal and real estate loans	(18,000,000)	0
Non-cash incentive compensation from Initial Stockholder	0	15,000,000	15,000,000
Net loss (gain) on fair value adjustments on debt				15,000,000	(6,000,000)
Net gain on sales of real estate loans and related trust assets				(726,000,000)
Net loss on repurchases and repayments of debt	16,000,000	0		66,000,000	42,000,000
Share-based compensation expense, net of forfeitures			15,000,000	6,000,000	146,000,000
Net gain on sale of SpringCastle interests	(167,000,000)
Other	(7,000,000)	(10,000,000)	4,000,000	10,000,000	19,000,000
Cash flows due to changes in:
Other assets and other liabilities	92,000,000	41,000,000	(35,000,000)	(31,000,000)	16,000,000
Insurance claims and policyholder liabilities	(50,000,000)	22,000,000	27,000,000	51,000,000	9,000,000
Taxes receivable and payable	49,000,000	(49,000,000)	102,000,000	(98,000,000)	(10,000,000)
Accrued interest and finance charges	2,000,000	(1,000,000)	(14,000,000)	(36,000,000)	(42,000,000)
Restricted cash and cash equivalents not reinvested	2,000,000	0		5,000,000	36,000,000
Other, net	2,000,000	1,000,000	1,000,000	1,000,000	(2,000,000)
Net cash provided by operating activities	1,139,000,000	398,000,000	731,000,000	400,000,000	675,000,000
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(998,000,000)	(593,000,000)	(1,037,000,000)	215,000,000	815,000,000
Proceeds on sales of finance receivables held for sale originated as held for investment	870,000,000	88,000,000	78,000,000	3,799,000,000	15,000,000
Purchase of OneMain Financial Holdings, LLC, net of cash acquired			(3,902,000,000)
Purchase of SpringCastle Portfolio	101,000,000	0			(2,964,000,000)
Cash received from CitiFinancial Credit Company	23,000,000	0
Available-for-sale securities purchased	(446,000,000)	(382,000,000)	(525,000,000)	(351,000,000)	(555,000,000)
Trading and other securities purchased	(16,000,000)	(1,465,000,000)	(1,482,000,000)	(2,978,000,000)	(10,000,000)
Available-for-sale securities called, sold, and matured	597,000,000	411,000,000	525,000,000	(291,000,000)	(414,000,000)
Trading and other securities called, sold, and matured	52,000,000	2,581,000,000	3,797,000,000	687,000,000	8,000,000
Change in restricted cash and cash equivalents	10,000,000	(46,000,000)	(70,000,000)	112,000,000	(414,000,000)
Proceeds from sale of real estate owned	7,000,000	12,000,000	14,000,000	59,000,000	109,000,000
Other, net	(26,000,000)	(13,000,000)	(36,000,000)	(13,000,000)	(10,000,000)
Net cash provided by (used for) investing activities	204,000,000	593,000,000	(2,638,000,000)	1,821,000,000	(2,123,000,000)
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	4,552,000,000	1,929,000,000	3,027,000,000	3,557,000,000	6,296,000,000
Proceeds from issuance of common stock, net of offering costs	0	976,000,000	976,000,000		231,000,000
Repayments of long-term debt	(6,155,000,000)	(850,000,000)	(1,960,000,000)	(4,691,000,000)	(6,435,000,000)
Contributions from joint venture partners					438,000,000
Distributions to joint venture partners	(18,000,000)	(58,000,000)	(78,000,000)	(638,000,000)	(204,000,000)
Excess tax benefit from share-based compensation	0	2,000,000	3,000,000
Withholding tax on RSUs vested	(4,000,000)	(4,000,000)
Net cash provided by (used for) financing activities	(1,625,000,000)	1,995,000,000	1,968,000,000	(1,722,000,000)	326,000,000
Effect of exchange rate changes on cash and cash equivalents	1,000,000	0	(1,000,000)	(1,000,000)	(1,000,000)
Net change in cash and cash equivalents	(281,000,000)	2,986,000,000	60,000,000	448,000,000	(1,123,000,000)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	939,000,000	879,000,000	879,000,000	431,000,000	1,554,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	658,000,000	3,865,000,000	939,000,000	879,000,000	431,000,000
Supplemental cash flow information
Interest paid			(594,000,000)	(541,000,000)	(724,000,000)
Income taxes received (paid)			38,000,000	(375,000,000)	(113,000,000)
Supplemental non-cash activities
Transfer of finance receivables to real estate owned	$ 1,895,000,000	$ 608,000,000	11,000,000	$ 49,000,000	93,000,000
Net unsettled investment security purchases